Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation

8. Equity-Based Compensation

Equity-based Compensation Expense

The following table summarizes equity-based compensation expense included in our condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended March 31,
In thousands	2021	2020
Research and development	$1,797	$910
General and administrative	4,340	2,060

Total equity-based compensation expense included in total operating expense	$6,137	$2,970

The following table summarizes equity-based compensation expense by award type included in our condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended March 31,
In thousands	2021	2020
Stock options	$6,038	$2,948
Restricted stock units	22	22
Employee stock purchase plan	77	—

Total equity-based compensation expense included in total operating expense	$6,137	$2,970

Stock Options

The following table summarizes our stock option activity for the three months ended March 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	12,464,668	$6.37	8.57	$127,301
Granted	4,423,523	$12.87
Exercised	(186,892)	$3.97
Forfeited	(617,107)	$7.02

Outstanding at March 31, 2021	16,084,192	$8.14	8.48	$90,771

Options exercisable as of March 31, 2021	4,805,971	$5.36	7.59	$40,249

The aggregate intrinsic value represents the difference between the closing stock price of our common stock and the exercise price of in-the-money options. Our closing stock price as reported on Nasdaq as of March 31, 2021, was $13.73.

As of March 31, 2021, total unrecognized equity-based compensation expense relating to stock options was $60.0 million. This amount is expected to be recognized over a weighted average period of 3.5 years.

Stock options granted during the three months ended March 31, 2021, include awards granted in conjunction with our annual awards made in February 2021.

The weighted-average assumptions that we used to determine the fair value of stock options granted to employees and directors are summarized as follows:

	For the Three Months Ended March 31,
	2021	2020
Risk free interest rate	0.65%	1.56%
Expected term (in years)	6.07	6.01
Expected volatility	95.0%	105.0%
Expected dividend yield	0.0%	0.0%
Weighted-average grant date fair value	$9.81	$2.54

12. Equity-Based Compensation

Equity-based Compensation Expense

The following table summarizes equity-based compensation expense included in our consolidated statements of operations and comprehensive loss:

	For the periods ended December 31,
(In thousands)	2020	2019
Research and development	$3,239	$2,602
General and administrative	7,282	5,709

Total equity-based compensation expense included in total operating expense	$10,521	$8,311

Equity Incentive Plans

2018 Old Cerevel Equity Incentive Plan

Our 2018 Old Cerevel Equity Incentive Plan, as amended, (the 2018 Plan) provided for us to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, officers, directors, consultants and advisors. Under the 2018 Plan incentive stock options could only be granted to employees. The 2018 Plan was administered by the plan administrator, provided therein, which had discretionary authority, subject only to the express provisions of the 2018 Plan, to interpret the 2018 Plan; determine eligibility for and grant awards; determine form of settlement of awards (whether in cash, shares of stock, other property or a combination of the foregoing), determine, modify, or waive the terms and conditions of any award; prescribe forms, rules and procedures; and otherwise do all things necessary to carry out the purposes of the 2018 Plan. The exercise price of each award requiring exercise was 100% of the fair market value of stock subject to the award, determined as of the date of the grant, or such higher amount as the Administrator determined in connection with the grant, and the term of stock option was not greater than ten years. The vesting and other restrictions were determined at the discretion of the plan administrator. We generally grant equity-based awards with service, market and performance conditions. Upon completion of the Business Combination Transaction we ceased granting awards under the 2018 Plan and, as described below, all awards under the 2018 Plan were converted into awards under the 2020 New Cerevel Plan with the same terms and conditions.

Prior to the closing of the Business Combination Transaction, the number of stock options granted under our 2018 Plan represented the maximum Available Vesting Amount (defined below) number of shares eligible to vest. The Available Vesting Amount was equal to the number of shares subject to the stock option multiplied by an equity ratio of total capital received from investors (up to a maximum of $350.0 million) divided by $350.0 million. The total amount of shares for each award is capped at a specified maximum percentage of our fully diluted shares for each award, which for all awards, in total, represents 10% of our fully diluted shares at the point in time first $350 million of funding is achieved. Based on the terms of the awards, we concluded that such awards include both market and performance conditions. As a result of our Business Combination Transaction, the final Available Vesting Amount under our 2018 Plan was achieved due to the remaining Equity Commitment being satisfied by the funding obtained during the Business Combination and concurrent PIPE Financing, including investors other than the Bain Investor. The number of shares available to vest was reduced to be less than the maximum number of shares eligible if Bain Investor had funded the entire Equity Commitment. As such, we recorded the fair value of the stock options to account for the change in probability of the performance condition in which Bain Investor satisfied part of the Equity Commitment and the Business Combination and PIPE Financing were considered to satisfy the remaining Equity Commitment by recording a cumulative catch-up adjustment as if the performance condition achieved had been applied since the grant date. Upon satisfaction of the performance condition 3,554,598 Old Cerevel options remained outstanding under the 2018 Plan.

2020 Old Cerevel Equity Incentive Plan

On July 27, 2020, our Board of Directors approved the 2020 Old Cerevel Equity Incentive Plan (the Old 2020 Plan), pursuant to which 355,888 shares of common stock were reserved for issuance. The vesting eligibility and administration of our Old 2020 Plan is substantially identical to our 2018 Plan. Upon completion of the Business Combination Transaction we ceased granting awards under the Old 2020 Plan and, as described below, all awards under the Old 2020 Plan were converted into awards under the New Cerevel 2020 Plan with the same terms and conditions. As of October 27, 2020, prior to the Business Combination Transaction, 337,792 Old Cerevel options remained outstanding under the Old 2020 Plan.

Conversion of Awards

Each Old Cerevel option from our 2018 Plan and Old 2020 Plan that was outstanding immediately prior to the Business Combination Transaction, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Old Cerevel common stock subject to such Old Cerevel option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Old Cerevel option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Old Cerevel option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.

As of the Closing Date, the 3,554,598 options and 25,000 restricted stock units (“RSUs”) outstanding under the 2018 Plan were converted into 10,144,864 options and 71,350 RSUs upon completion of the Business Combination after effect of the Exchange Ratio. As of the Closing Date, the 337,792 stock options awards outstanding under the 2020 Plan were converted into 964,051 stock options upon completion of the Business Combination after effect of the Exchange Ratio. This effect of the Exchange Ratio has been retroactively adjusted throughout our consolidated financial statements.

New Cerevel 2020 Plan and ESPP

On October 27, 2020, our Board of Directors approved the 2020 New Cerevel Equity Incentive Plan (2020 Plan), pursuant to which 24,050,679 shares of common stock were reserved for issuance. As of December 31, 2020, 11,514,661 shares remain available for future issuance under the 2020 Plan. The 2020 Plan provides for New Cerevel to grant incentive stock options or nonqualified stock options for the purchase of common stock, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock Awards, cash-based awards, and dividend equivalent rights, to employees, officers, directors and consultants of New Cerevel. Incentive stock options may only be granted to employees. The 2020 Plan is administered by the plan administrator, provided therein, which has discretionary authority, subject only to the express provisions of the 2020 Plan, to interpret the 2020 Plan; determine eligibility for and grant awards; determine form of settlement of awards (whether in cash, shares of stock, other property or a combination of the foregoing), determine, modify, or waive the terms and conditions of any award; prescribe forms, rules and procedures; and otherwise do all things necessary to carry out the purposes of the 2020 Plan.

At a special meeting of stockholders held on October 26, 2020, stockholders considered and approved the Cerevel Therapeutics Holdings, Inc. Employee Stock Purchase Plan (the ESPP). The ESPP provides employees with an opportunity to acquire shares of common stock at a discounted price. An aggregate of 1,655,924 shares were initially reserved and available for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2021, by 1.0% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by our board of directors; provided that the total number of shares of common stock that become available for issuance under the ESPP will never exceed 16,559,240. If our capital structure changes because of a stock dividend, stock split or similar event, the number of shares that can be issued under the ESPP will be appropriately adjusted. No awards were granted under the ESPP as of December 31, 2020.

Stock Options

Stock options granted to employees under our plans generally vest, if at all, as follows: 25% will vest on the first anniversary of the vesting start date, with the remaining 75% to vest ratably in 36 equal monthly installments thereafter until the award fully vests upon the fourth anniversary of the vesting start date. The vesting of these awards is generally contingent upon the respective grantee’s continued employment.

Stock options granted to our non-employee directors vest, if at all, in 36 monthly installments through the third anniversary of the grant date.

The assumptions that we used to determine the fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	For the periods ended December 31,
	2020	2019
Risk free interest rate	0.76%	2.10%
Expected term (in years)	6.13	6.23
Expected volatility	99.1%	81.1%
Expected dividend yield	0.0%	0.0%

The following table summarizes our stock option activity as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	14,261,340	$5.20	9.49	$23,768
Granted	3,370,353	9.92
Exercised	—	—
Forfeited	(236,057)	6.80
Canceled due to achievement of performance condition	(4,930,968)	5.40

Outstanding at December 31, 2020	12,464,668	$6.37	8.57	$127,301

Options exercisable as of December 31, 2020	4,250,006	$5.20	8.18	$48,377

The aggregate intrinsic value represents the difference between the closing stock price of our common stock and the exercise price of in-the-money options. Our closing stock price as reported on NASDAQ as of December 31, 2020 was $16.58.

Stock options granted in 2020 and 2019, on an as-converted basis based upon the Exchange Ratio, had weighted average grant-date fair values of $6.12 and $4.91, respectively. No stock options were exercised during the years ended December 31, 2020 and 2019.

As of December 31, 2020 and 2019, total unrecognized equity-based compensation expense relating to stock options was $22.7 million and $16.6 million, respectively. This amount is expected to be recognized over a weighted average period of 3.0 years and 1.6 years, respectively.

Restricted Stock Units

Restricted stock unit awards granted under the Plan generally vest in three equal annual installments beginning on the first anniversary of the vesting start date.

The following table summarizes our restricted stock activity as follows:

	Restricted Stock Units
	Number of Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2019	114,160	$2.00
Granted	—	—
Vested	(42,810)	1.97
Forfeited	—	—

Non-vested at December 31, 2020	71,350	$2.02

The total fair value of restricted stock units that vested was $0.1 million for the years ended December 31, 2020 and 2019.

As of December 31, 2020 and 2019, total unrecognized equity-based compensation expense relating to restricted stock unit awards was $0.1 million and $0.2 million, respectively. This amount is expected to be recognized over a weighted average period of 1.2 years and 2.2 years, respectively.